UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/28/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
Municipal Bonds and Notes—100.8%
New York—74.2%
$200,000	Addison, NY Central School District[1]	5.000%	06/01/2016	06/01/2016		$	223,796
1,045,000	Addison, NY Central School District[1]	5.000	06/01/2018	06/01/2018			1,221,845
1,325,000	Addison, NY Central School District[1]	5.000	06/01/2020	06/01/2020			1,573,544
1,440,000	Addison, NY Central School District[1]	5.000	06/01/2021	06/01/2020	A		1,688,587
1,295,000	Addison, NY Central School District[1]	5.000	06/01/2022	06/01/2020	A		1,501,876
2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250	12/01/2019	12/01/2014	A		2,203,278
50,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	08/04/2019	B		49,512
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000	11/15/2025	11/15/2020	A		241,218
75,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013	04/28/2013	A		75,233
260,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018	04/28/2013	A		260,575
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018	12/06/2016	A		1,395,112
820,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015	04/13/2014	B		834,990
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021	04/28/2013	A		2,694,048
300,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.375	10/20/2030	04/28/2013	A		303,603
720,000	Albany, NY IDA (H. Johnson Office Park)	5.750	03/01/2018	04/08/2016	B		731,354
2,590,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2027	11/15/2017	A		2,867,026
3,710,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2032	11/15/2017	A		4,023,977
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017	A		3,453,930
90,000	Allegany County, NY IDA (Alfred University)[1]	5.000	08/01/2028	04/28/2013	A		90,102
20,000	Blasdell, NY Water System[1]	5.125	06/15/2017	04/28/2013	A		20,080
25,000	Blue Point, NY Fire District	4.625	08/01/2015	04/28/2013	A		25,078
570,000	Brookhaven, NY IDA (Enecon Corp.)	5.800	11/01/2018	07/02/2016	B		580,431
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017	07/15/2017			2,664,659
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018			1,630,426
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019			1,597,084
1,550,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020	01/15/2020	A		1,867,874

1	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750%	10/01/2026	04/01/2021	A	$	1,624,050
25,000	Buffalo, NY GO (Parking)[1]	4.400	11/15/2013	04/28/2013	A		25,082
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)[1]	4.750	12/15/2026	12/15/2022	A		2,240,480
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2024	07/01/2022	A		1,614,127
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2025	07/01/2022	A		1,949,889
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2026	07/01/2022	A		1,870,011
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2028	07/01/2022	A		1,902,098
600,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2021	08/01/2021			718,230
500,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2022	08/01/2022			597,795
395,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.250	11/01/2015	11/15/2014	B		398,452
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000	09/15/2013	04/28/2013	A		50,093
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2016	A		518,070
2,940,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	04/28/2013	A		2,945,204
170,000	Chautaugua County, NY Public Improvement[1]	4.600	04/15/2014	10/15/2013	A		174,005
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016	04/28/2013	A		1,075,140
3,805,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024	04/28/2013	A		3,806,065
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	05/29/2034	B		17,802,974
50,000	Chestertown, NY Fire District[1]	5.125	05/15/2020	05/15/2013	A		50,697
25,000	Clinton County, NY GO	4.500	07/15/2014	04/28/2013	A		25,075
200,000	Colonie, NY GO1	4.375	10/01/2018	04/28/2013	A		200,434
10,000	Cornwall on Hudson, NY1	5.000	07/15/2015	07/15/2013	A		10,116
10,000	Deerfield, NY GO	5.250	06/15/2013	06/15/2013			10,076
10,000	Deerfield, NY GO	5.500	06/15/2014	06/15/2014			10,423
10,000	Deerfield, NY GO	5.500	06/15/2015	06/15/2015			10,741
10,000	Deerfield, NY GO	5.500	06/15/2016	06/15/2016			11,012
10,000	Deerfield, NY GO	5.500	06/15/2017	06/15/2016	A		10,960
10,000	Deerfield, NY GO	5.500	06/15/2018	06/15/2016	A		10,884
15,000	Deerfield, NY GO	5.500	06/15/2019	06/15/2016	A		16,250
15,000	Deerfield, NY GO	5.500	06/15/2020	06/15/2016	A		16,169

2	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000%	10/01/2030	02/13/2020	A	$	3,429,530
10,000	East Rochester, NY Hsg. Authority (Genesee Valley Nursing Home)[1]	5.200	12/20/2024	04/28/2013	A		10,069
2,500,000	East Rochester, NY Hsg. Authority (St. John’s Health Care)[1]	5.000	04/20/2027	10/20/2020	A		2,854,100
2,200,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.150	08/01/2016	02/22/2015	B		2,297,108
510,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500	08/01/2033	07/19/2018	A		515,126
155,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021	04/27/2013	A		155,471
58,670,000	Erie County, NY IDA (Buffalo City School District)[1]	5.625	05/01/2028	05/01/2014	A		61,761,322
1,550,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025	05/01/2014	A		1,643,093
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026	05/01/2014	A		6,890,390
2,350,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018	A		2,750,840
155,000	Erie County, NY IDA (Medaille College)	6.875	10/01/2013	07/05/2013	B		156,922
3,310,000	Erie County, NY IDA (School Facility)[1]	5.000	05/01/2025	05/01/2022	A		3,879,850
2,000,000	Erie County, NY IDA (School Facility)[1]	5.000	05/01/2026	05/01/2022	A		2,325,160
600,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2023	04/01/2022	A		717,114
525,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2024	04/01/2022	A		620,204
500,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2025	04/01/2022	A		584,660
700,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2026	04/01/2022	A		812,189
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	02/06/2023	B		27,034,941
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	04/20/2028	B		8,400,698
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	04/28/2013	A		251,083
530,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015			562,966
30,000	Essex County, NY Improvement Authority (Mt. Carmel Towers)[1]	4.850	11/01/2032	04/28/2013	A		30,028
1,250,000	Fishkill, NY GO	3.250	07/19/2013	07/19/2013			1,253,300

3	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$415,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600%	06/01/2015	06/01/2015		$	440,813
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	A		934,966
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	A		586,400
2,725,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2032	09/01/2022	A		3,127,292
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/01/2016	A		805,920
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A		969,327
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016	A		1,180,460
235,000	Gloversville, NY GO1	5.800	03/15/2014	09/15/2013	A		241,014
50,000	Gloversville, NY GO1	5.800	03/15/2015	09/15/2013	A		51,280
270,000	Gloversville, NY GO1	5.800	03/15/2017	09/15/2013	A		276,882
285,000	Gloversville, NY GO1	5.800	03/15/2018	09/15/2013	A		286,929
335,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018	04/28/2013	A		335,804
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A		83,478
500,000	Hempstead Village, NY GO1	5.000	07/01/2018	07/01/2014	A		530,045
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A		82,679
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019	07/01/2014	A		1,266,808
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A		81,974
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A		81,423
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A		80,778
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016	A		80,213
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A		79,655
495,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.750	11/01/2018	07/06/2016	B		491,778
20,000	Hudson Falls, NY Central School District	4.750	06/15/2019	06/15/2019			22,778
205,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016	04/09/2015	B		204,949
1,770,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016	03/30/2015	B		1,758,778
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017	07/01/2014	A		3,193,141
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019	07/01/2014	A		1,257,896
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020	07/01/2014	A		1,177,605
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	07/01/2014	A		1,407,773
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	07/01/2014	A		1,069,240
250,000	Jamestown, NY GO	5.000	08/01/2024	08/01/2014	A		257,465
250,000	Jamestown, NY GO	5.000	08/01/2025	08/01/2014	A		257,148
2,600,000	Jefferson County, NY IDA (International Paper)[1]	5.200	12/01/2020	12/01/2013	A		2,669,316
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019	A		278,473

4	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$4,930,000	L.I., NY Power Authority, Series A1	5.000%	12/01/2022	12/01/2016	A	$	5,504,296
5,850,000	L.I., NY Power Authority, Series A1	5.000	12/01/2025	06/01/2016	A		6,469,749
19,945,000	L.I., NY Power Authority, Series A1	5.000	09/01/2026	09/01/2022	A		23,130,815
10,125,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A		11,197,643
5,080,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A		5,601,513
1,030,000	L.I., NY Power Authority, Series A1	5.100	09/01/2029	09/01/2014	A		1,084,590
100,000	L.I., NY Power Authority, Series A1	5.250	12/01/2020	06/01/2016	A		111,629
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A		296,860
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A		2,013,429
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A		589,608
4,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2024	09/01/2022	A		4,729,920
10,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2027	09/01/2022	A		11,482,400
12,755,000	L.I., NY Power Authority, Series B1	5.000	09/01/2029	09/01/2022	A		14,471,185
85,000	L.I., NY Power Authority, Series C1	5.000	09/01/2028	09/01/2013	A		86,746
25,000	L.I., NY Power Authority, Series C1	5.000	09/01/2028	09/01/2013	A		25,403
185,000	Lackawanna, NY Hsg. Authority[1]	5.000	09/01/2015	09/01/2015			203,787
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	04/28/2013	A		2,213,050
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	04/28/2013	A		1,011,061
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A		77,639
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A		82,563
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A		87,262
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A		92,149
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A		97,120
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A		80,616
2,020,000	Long Beach, NY GO	3.000	12/20/2013	12/20/2013			2,034,160
1,700,000	Long Beach, NY GO	4.150	04/19/2013	04/19/2013			1,701,734
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	10/15/2013	A		35,850
2,000,000	Lyons, NY Community Health Initiatives Corp.[1]	5.550	09/01/2024	09/01/2014	A		2,233,280
150,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015	06/12/2014	B		151,767
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	06/01/2015	A		2,144,399
90,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	04/28/2013	A		90,099
1,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	04/28/2013	A		1,506,795
1,220,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500	02/01/2016	04/28/2013	A		1,222,891
5,000	Monroe County, NY GO1	5.000	06/01/2017	04/28/2013	A		5,020
25,000	Monroe County, NY GO1	5.750	06/01/2015	04/28/2013	A		25,114

5	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$1,375,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250%	10/01/2021	04/28/2013	A	$	1,378,286
400,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2026	12/01/2022	A		465,564
345,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2027	12/01/2022	A		398,385
660,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2028	12/01/2022	A		751,964
565,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	04/28/2013	A		566,735
360,000	Monroe County, NY IDA (Summit at Brighton)	5.000	07/01/2016	01/21/2015	B		359,010
630,000	Monroe County, NY IDA (West End Business Center)	5.125	12/01/2014	06/07/2014	B		629,005
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A		221,058
2,120,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2021	06/01/2021			2,460,451
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2023	06/01/2022	A		708,726
330,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2024	06/01/2022	A		374,309
210,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2025	06/01/2022	A		235,194
9,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2023	07/14/2015	A		9,917,730
17,500,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2030	02/15/2021	A		21,230,825
50,000	Monroe County, NY Water Authority[1]	5.250	08/01/2016	04/28/2013	A		50,209
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	07/01/2013	A		7,835,490
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	12/01/2013	A		286,065
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	12/01/2013	A		994,793
300,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022	11/01/2022			297,453
395,000	Nassau County, NY IDA (ACDS)	6.000	12/01/2019	03/08/2016	A		396,947
230,000	Nassau County, NY IDA (ALIA-ACDS)	7.000	11/01/2016	11/01/2013	A		231,845
340,000	Nassau County, NY IDA (ALIA-CMA)	7.000	11/01/2016	11/01/2013	A		342,727
265,000	Nassau County, NY IDA (ALIA-CRR)	7.000	11/01/2016	11/01/2013	A		267,125
60,000	Nassau County, NY IDA (ALIA-FREE)	7.000	11/01/2016	11/01/2013	A		60,481
240,000	Nassau County, NY IDA (ALIA-HKSB)	7.000	11/01/2016	11/01/2013	A		241,925
1,700,000	Nassau County, NY IDA (CSMR)	5.950	11/01/2022	11/01/2022			1,685,567
1,005,000	Nassau County, NY IDA (CSMR)	6.000	12/01/2019	03/04/2016	A		1,012,296

6	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950%	11/01/2022	11/01/2022		$	198,302
470,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	6.000	12/01/2019	03/04/2016	A		474,014
195,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.000	11/01/2017	11/01/2017			196,581
16,985,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250	06/01/2027	06/01/2013	A		17,104,235
200,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022	11/01/2022			198,302
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A		574,600
500,000	Nassau County, NY IDA (PLUS Group Home)	6.150	11/01/2022	11/01/2019	A		502,175
75,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017	11/01/2017			75,608
325,000	Nassau County, NY IDA (WORCA)	6.000	12/01/2019	03/06/2016	A		326,625
70,000	Nassau County, NY IDA, Series C	6.000	12/01/2019	04/01/2016	A		70,350
2,230,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2022	07/01/2022			2,648,593
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2027	07/01/2022	A		6,395,617
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)[1]	5.000	07/01/2027	07/01/2022	A		5,039,100
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026	04/13/2024	B		20,587,770
15,000	New Paltz, NY Central School District	4.500	06/01/2016	04/28/2013	A		15,048
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250	07/01/2027	07/01/2013	A		13,031,336
5,230,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	07/01/2013	A		5,253,012
870,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	04/28/2013	A		872,810
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032	04/28/2013	A		2,539,208
210,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350	01/20/2017	05/04/2015	B		217,606
900,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	06/01/2014	A		913,923
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022	05/15/2013	A		1,174,918
1,190,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034	05/15/2013	A		1,189,893
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040	01/27/2031	B		914,968

7	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**			Value
New York Continued
$11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750%		05/15/2029	04/28/2013	A	$	11,996,799
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750		05/15/2021	04/28/2013	A		20,000
2,045,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2021	06/15/2015	A		2,197,864
870,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2022	06/15/2015	A		935,033
200,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2025	06/15/2015	A		214,950
1,000,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	07/15/2015	A		1,039,350
320,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2026	05/01/2022	A		355,197
1,000,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2030	05/01/2022	A		1,095,920
4,550,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.407	[2]	04/01/2024	05/02/2013	A		3,940,487
2,250,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.407	[2]	04/01/2024	04/03/2013	A		1,950,170
225,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.407	[2]	04/01/2024	05/02/2013	A		194,864
40,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000		04/01/2013	04/01/2013			40,004
100,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2016	04/28/2013	A		101,145
3,345,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2017	04/28/2013	A		3,384,304
10,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2019	04/28/2013	A		10,119
18,555,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	04/28/2013	A		18,764,300
360,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750		04/01/2019	04/28/2013	A		364,230
75,000	Niagara, NY Frontier Transportation Authority International Airport	5.000		04/01/2018	04/28/2013	A		75,040
1,065,000	North Babylon, NY Volunteer Fire Company	5.750		08/01/2022	04/28/2013	A		1,065,202
515,000	NY Capital District Youth Center[1]	6.000		02/01/2017	08/01/2013	A		523,338
125,000	NY Convention Center (Hotel Unit)[1]	5.000		11/15/2026	11/15/2015	A		136,971

8	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$65,000	NY Counties Tobacco Trust I1	5.875%	06/01/2014	06/01/2013	A	$	64,999
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	04/28/2013	A		4,671,121
4,390,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	04/28/2013	A		4,390,351
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	04/28/2013	A		3,295,395
10,895,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025	06/01/2025			10,640,493
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	06/01/2013	A		864,914
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2013	04/28/2013	A		1,055,633
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2014	04/28/2013	A		1,925,982
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	04/28/2013	A		815,992
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015	04/28/2013	A		2,121,336
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	04/28/2013	A		2,331,282
7,760,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	06/01/2013	A		7,773,658
18,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	06/01/2013	A		18,738,274
2,610,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	06/01/2021			2,591,547
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	08/18/2018	B		4,172,909
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250	06/01/2041	01/01/2027	B		37,501,440
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022	01/01/2014	A		517,885
5,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	04/28/2013	A		5,218
5,000	NY MTA Commuter Facilities, Series B	5.000	07/01/2017	04/28/2013	A		5,232
50,000	NY MTA Commuter Facilities, Series B	5.125	07/01/2024	04/28/2013	A		51,403
5,000	NY MTA Commuter Facilities, Series D	5.000	07/01/2016	04/28/2013	A		5,228
300,000	NY MTA, Series 2008C1	6.250	11/15/2023	11/15/2018	A		376,272
10,785,000	NY MTA, Series A1	5.000	11/15/2026	05/15/2016	A		11,969,624
7,150,000	NY MTA, Series A1	5.000	11/15/2026	11/15/2017	A		8,072,350
32,960,000	NY MTA, Series A1	5.000	11/15/2027	11/15/2022	A		39,374,675
10,250,000	NY MTA, Series A1	5.000	11/15/2028	11/15/2022	A		12,174,950
12,000,000	NY MTA, Series A1	5.000	11/15/2029	11/15/2022	A		14,164,680
2,500,000	NY MTA, Series A1	5.000	11/15/2029	05/15/2023	A		2,883,150
12,475,000	NY MTA, Series A1	5.250	11/15/2029	05/15/2016	A		13,729,860
100,000	NY MTA, Series B1	5.000	11/15/2023	11/15/2016	A		113,417
5,000,000	NY MTA, Series B1	5.000	11/15/2025	11/15/2015	A		5,593,950
130,000	NY MTA, Series B1	5.000	11/15/2028	11/15/2013	A		133,930

9	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$16,500,000	NY MTA, Series B1	5.250%	11/15/2025	11/15/2013	A	$	17,024,700
6,500,000	NY MTA, Series B1	5.250	11/15/2027	11/15/2019	A		7,633,015
14,000,000	NY MTA, Series C1	5.000	11/15/2028	11/15/2022	A		16,142,840
10,000,000	NY MTA, Series C1	5.000	11/15/2029	11/15/2022	A		11,468,000
5,000,000	NY MTA, Series C1	5.000	11/15/2030	11/15/2022	A		5,707,300
3,500,000	NY MTA, Series C1	5.000	11/15/2031	11/15/2022	A		3,976,525
5,000,000	NY MTA, Series D1	5.000	11/01/2024	11/01/2022	A		5,967,350
6,000,000	NY MTA, Series D1	5.000	11/15/2024	11/15/2017	A		6,886,620
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022	A		4,732,680
20,000,000	NY MTA, Series D1	5.000	11/15/2026	11/15/2022	A		23,480,800
25,000,000	NY MTA, Series D1	5.000	11/15/2027	11/15/2019	A		28,564,750
20,000,000	NY MTA, Series D1	5.000	11/15/2028	11/15/2022	A		23,061,200
20,000,000	NY MTA, Series D1	5.000	11/15/2029	11/15/2022	A		22,936,000
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021	A		5,619,700
11,800,000	NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022	A		13,847,536
5,075,000	NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022	A		5,849,141
16,845,000	NY MTA, Series F1	5.000	11/15/2027	11/15/2022	A		19,549,465
34,140,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2022	A		38,969,444
2,230,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015	A		2,403,539
5,000,000	NY MTA, Series H1	5.000	11/15/2030	11/15/2022	A		5,707,300
35,000	NY New Hartford-Sunset Wood Funding Corp.	5.950	08/01/2027	08/01/2013	A		35,319
4,180,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021	04/28/2013	A		4,186,479
2,105,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	04/28/2013	A		2,110,536
10,000,000	NY Sales Tax Asset Receivable Corp.[1]	5.000	10/15/2026	10/15/2014	A		10,689,100
25,720,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	06/01/2017	A		27,102,964
35,000	NY Tobacco Settlement Financing Corp. (TASC)	4.200	06/01/2018	04/28/2013	A		35,110
7,055,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	06/01/2013	A		7,115,885
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	06/01/2013	A		504,315
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	06/01/2013	A		2,239,092
125,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	06/01/2013	A		126,075
2,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2022	06/01/2013	A		2,017,040
1,415,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2018	04/28/2013	A		1,421,212
175,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	06/01/2013	A		176,600

10	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500%	06/01/2019	06/01/2013	A	$	20,687,370
25,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	06/01/2013	A		25,230
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	06/01/2013	A		11,100,100
19,740,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021	06/01/2013	A		19,922,595
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024	04/28/2013	A		41,298
4,525,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2025	01/01/2022	A		5,415,611
8,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	05/15/2023	A		9,524,160
38,900,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	11/15/2022	A		46,829,376
10,435,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	04/28/2013	A		10,475,697
6,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2027	11/15/2022	A		7,285,474
10,860,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	05/15/2023	A		12,739,757
210,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	11/15/2013	A		216,212
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	11/15/2022	A		5,934,350
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	05/15/2023	A		1,752,495
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022	A		4,728,960
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022	A		3,002,890
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	11/15/2022	A		1,765,050
1,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2032	04/28/2013	A		1,103,696
2,635,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2032	11/15/2022	A		3,069,274
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018	A		1,130,350
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.125	11/15/2026	11/15/2013	A		1,030,370
205,000	NY Triborough Bridge & Tunnel Authority[1]	5.250	11/15/2022	04/28/2013	A		205,853
6,650,000	NY Triborough Bridge & Tunnel Authority[1]	5.250	11/15/2023	04/28/2013	A		6,677,598
2,720,000	NY Triborough Bridge & Tunnel Authority[1]	5.250	11/15/2030	11/15/2013	A		2,804,755

11	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**			Value
New York Continued
$157,020,000	NY TSASC, Inc. (TFABs)[1]	4.750%		06/01/2022	05/16/2015	A	$	158,067,323
50,000,000	NY TSASC, Inc. (TFABs)[3]	5.000		06/01/2026	06/01/2026			49,426,500
17,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	11/21/2021	B		16,805,010
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	10/19/2027	B		13,361,515
155,000	NY Valley Health Devel. Corp.[1]	6.750		05/20/2022	05/20/2013	A		160,425
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250		11/01/2042	05/01/2013	A		10,007,000
45,335,000	NYC GO1	4.900	[2]	12/15/2028	04/07/2013	A		46,659,235
50,000,000	NYC GO1	4.950	[2]	12/15/2033	04/07/2013	A		51,478,000
5,000	NYC GO1	5.000		08/01/2015	04/28/2013	A		5,020
35,000	NYC GO1	5.000		08/01/2015	04/28/2013	A		35,143
200,000	NYC GO	5.000		08/01/2020	08/01/2014	A		212,766
225,000	NYC GO1	5.000		08/01/2020	08/01/2014	A		238,907
5,000	NYC GO1	5.000		08/01/2022	04/28/2013	A		5,020
500,000	NYC GO1	5.000		08/01/2022	08/01/2015	A		551,175
13,105,000	NYC GO1	5.000		10/01/2022	10/01/2021	A		16,071,448
615,000	NYC GO1	5.000		08/01/2023	08/01/2015	A		677,336
8,065,000	NYC GO1	5.000		08/01/2023	08/01/2019	A		9,787,603
10,000,000	NYC GO3	5.000		08/15/2023	08/15/2023			10,624,979
4,945,000	NYC GO1	5.000		09/01/2023	09/01/2015	A		5,463,187
11,340,000	NYC GO3	5.000		12/01/2023	12/01/2023			12,192,768
21,015,000	NYC GO1	5.000		08/01/2024	08/01/2016	A		23,806,212
2,000,000	NYC GO1	5.000		08/01/2024	02/01/2016	A		2,229,340
1,720,000	NYC GO1	5.000		12/01/2024	12/01/2014	A		1,856,224
1,930,000	NYC GO1	5.000		12/01/2024	12/01/2014	A		2,075,136
10,990,000	NYC GO1	5.000		08/01/2025	02/01/2023	A		13,262,732
27,440,000	NYC GO1	5.000		08/01/2025	02/01/2023	A		33,114,592
4,680,000	NYC GO1	5.000		11/01/2025	11/01/2014	A		5,032,732
5,320,000	NYC GO1	5.000		11/01/2025	11/01/2014	A		5,697,560
18,760,000	NYC GO3	5.000		08/01/2026	08/01/2020	A		22,477,482
26,090,000	NYC GO3	5.000		08/01/2027	08/01/2020	A		31,041,099
28,685,000	NYC GO3	5.000		08/01/2027	08/01/2020	A		34,128,497
1,100,000	NYC GO1	5.000		08/01/2027	02/01/2022	A		1,290,036
6,750,000	NYC GO1	5.000		08/01/2027	08/01/2022	A		7,973,910
19,505,000	NYC GO1	5.000		08/01/2028	08/01/2019	A		23,165,113
3,000,000	NYC GO1	5.000		08/01/2029	08/01/2022	A		3,489,510
1,000,000	NYC GO	5.000		10/15/2029	10/15/2013	A		1,026,370
6,690,000	NYC GO1	5.000		04/01/2030	04/01/2015	A		7,317,723
3,310,000	NYC GO1	5.000		04/01/2030	04/01/2015	A		3,548,982
5,715,000	NYC GO1	5.000		08/01/2030	08/01/2022	A		6,617,227
6,350,000	NYC GO1	5.000		08/01/2030	08/01/2022	A		7,352,475
1,000,000	NYC GO1	5.000		08/01/2030	08/01/2015	A		1,082,360
4,000,000	NYC GO1	5.000		10/01/2030	10/01/2022	A		4,641,360

12	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$6,020,000	NYC GO1	5.000%	08/01/2031	08/01/2022	A	$	6,949,247
7,820,000	NYC GO1	5.000	10/01/2031	10/01/2022	A		9,045,941
85,000	NYC GO	5.000	10/15/2033	10/15/2013	A		87,241
2,010,000	NYC GO3	5.000	06/01/2023	06/01/2015	A		2,199,985
22,970,000	NYC GO3	5.000	08/01/2026	08/01/2020	A		27,521,735
26,990,000	NYC GO3	5.000	06/01/2023	06/01/2015	A		29,541,095
35,000	NYC GO	5.125	08/01/2013	04/28/2013	A		35,148
25,000	NYC GO1	5.125	08/01/2018	04/28/2013	A		25,103
10,000	NYC GO1	5.125	08/01/2022	04/28/2013	A		10,041
6,500,000	NYC GO1	5.125	12/01/2024	12/01/2017	A		7,628,855
5,000	NYC GO1	5.125	08/01/2025	04/28/2013	A		5,019
10,000	NYC GO1	5.125	08/01/2025	04/28/2013	A		10,041
15,000	NYC GO1	5.125	08/01/2025	04/28/2013	A		15,061
10,000	NYC GO1	5.250	08/01/2015	04/28/2013	A		10,043
5,580,000	NYC GO	5.250	08/15/2024	08/15/2014	A		5,965,466
140,000	NYC GO1	5.250	08/15/2024	08/15/2014	A		149,232
10,000	NYC GO1	5.250	01/15/2028	04/28/2013	A		10,037
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A		11,373,495
135,000	NYC GO1	5.250	01/15/2033	04/28/2013	A		135,514
5,000	NYC GO1	5.300	08/01/2024	04/28/2013	A		5,021
5,000	NYC GO1	5.300	01/15/2026	04/28/2013	A		5,021
55,000	NYC GO1	5.375	08/01/2027	04/28/2013	A		55,212
5,000	NYC GO1	5.500	08/01/2015	04/28/2013	A		5,023
100,000	NYC GO1	5.500	08/01/2022	04/28/2013	A		100,444
70,000	NYC GO1	5.500	08/01/2022	04/28/2013	A		70,311
140,000	NYC GO1	5.500	06/01/2023	06/01/2013	A		141,299
670,000	NYC GO1	5.500	06/01/2023	06/01/2013	A		676,265
5,000	NYC GO1	5.500	02/15/2026	04/28/2013	A		5,022
10,000	NYC GO1	5.500	02/15/2026	04/28/2013	A		10,044
5,000	NYC GO1	5.500	06/01/2028	04/28/2013	A		5,020
15,000	NYC GO1	5.500	11/15/2037	04/28/2013	A		15,061
30,000	NYC GO1	5.600	12/01/2013	06/01/2013	A		30,297
5,000	NYC GO1	5.625	08/01/2015	04/28/2013	A		5,023
10,000	NYC GO1	5.750	08/01/2018	04/28/2013	A		10,115
670,000	NYC GO1	5.750	08/01/2018	04/28/2013	A		677,725
20,000	NYC GO1	5.875	08/01/2015	04/28/2013	A		20,096
50,000	NYC GO1	5.875	06/01/2019	04/28/2013	A		50,593
60,000	NYC GO1	5.875	08/01/2019	04/28/2013	A		60,711
5,000	NYC GO1	6.000	02/15/2024	04/28/2013	A		5,024
590,000	NYC GO1	6.350	05/15/2014	04/28/2013	A		593,086
45,000	NYC GO1	7.750	08/15/2027	08/15/2013	A		46,194
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A		5,211,486

13	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750%	11/01/2030	05/01/2020	A	$	2,040,476
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A		1,567,380
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A		33,074
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A		546,709
225,000	NYC HDC (Multifamily Hsg.)	5.150	11/01/2037	05/01/2017	A		240,210
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A		272,100
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A		5,146,268
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A		227,302
150,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	04/28/2013	A		150,291
13,000,000	NYC HDC, Series A1	5.000	07/01/2025	07/01/2015	A		14,080,430
125,000	NYC HDC, Series A1	5.250	05/01/2030	05/01/2014	A		130,718
2,215,000	NYC HDC, Series C1	5.000	11/01/2026	11/01/2015	A		2,300,743
11,460,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2024	02/15/2020	A		13,188,512
120,000	NYC Health & Hospital Corp. (Health System)[1]	4.875	02/15/2023	04/22/2013	A		120,378
85,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2023	04/22/2013	A		85,275
27,300,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A		30,553,614
50,000	NYC Health & Hospital Corp. (HHC Capital Corp.)[1]	5.000	02/15/2023	04/22/2013	A		50,106
140,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	11/15/2013			143,045
65,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	11/15/2013			66,414
405,000	NYC IDA (Calhoun School)	6.250	12/01/2016	07/01/2015	B		425,647
3,040,000	NYC IDA (Calhoun School)	6.250	12/01/2017	06/01/2013	A		3,048,208
310,000	NYC IDA (Center for Elimination of Family Violence)	6.250	11/01/2016	06/01/2015	B		315,555
3,085,000	NYC IDA (Chapin School)	4.800	11/01/2018	12/02/2015	A		3,197,541
35,000	NYC IDA (College of Mount St. Vincent)	4.750	06/01/2025	04/28/2013	A		35,032
330,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	11/17/2014	B		341,963
255,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	11/08/2014	B		264,244
1,540,000	NYC IDA (Comprehensive Care Management)	5.750	08/01/2018	11/01/2013	A		1,569,260
1,720,000	NYC IDA (Comprehensive Care Management)	5.750	11/01/2018	11/01/2013	A		1,752,680
1,795,000	NYC IDA (Comprehensive Care Management)	5.750	05/01/2019	11/01/2013	A		1,825,228
595,000	NYC IDA (Family Support Systems)[4]	6.500	11/01/2014	05/10/2014	B		297,488
210,000	NYC IDA (Gourmet Boutique)	5.250	11/01/2013	11/01/2013			207,398
900,000	NYC IDA (Guttmacher Institute)	5.250	12/01/2016	12/01/2016			893,592
225,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2018	04/28/2013	A		225,790

14	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$585,000	NYC IDA (Horace Mann School)[1]	5.000%	07/01/2023	04/28/2013	A	$	587,153
400,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	03/12/2015	A		408,608
2,905,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	06/01/2013	A		2,930,070
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	06/01/2013			2,376,454
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	06/01/2013	A		736,439
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	06/01/2013	A		2,902,867
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	06/01/2013	A		2,015,200
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	06/01/2013	A		3,233,433
395,000	NYC IDA (Manhattan Community Access Corp.)	5.250	12/01/2016	06/18/2015	B		397,520
2,150,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2016	05/27/2015	B		2,239,763
270,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	06/25/2016	B		281,507
1,335,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	06/28/2016	B		1,391,898
670,000	NYC IDA (Metro Biofuels)[4]	5.500	11/01/2013	11/01/2013			447,969
1,400,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	01/24/2015	A		1,451,016
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	04/28/2013	A		4,594,491
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	04/28/2013	A		5,874,032
805,000	NYC IDA (New York Institute of Technology)[1]	5.250	03/01/2018	04/28/2013	A		807,399
400,000	NYC IDA (Nightingale-Bamford School)[1]	5.250	01/15/2019	04/28/2013	A		401,488
40,000	NYC IDA (Nightingale-Bamford School)[1]	5.250	01/15/2020	04/28/2013	A		40,145
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017	A		80,282
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019	A		231,282
700,000	NYC IDA (Reece School)	6.500	12/01/2017	01/12/2016	B		729,547
2,710,000	NYC IDA (Rosco, Inc.)	5.625	06/01/2022	05/29/2018	B		2,746,206
4,450,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	04/28/2013	A		4,458,989
155,000	NYC IDA (Showman Fabricators)	7.125	11/01/2013	08/04/2013	B		154,036
30,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150	07/01/2014	12/25/2013	B		30,137
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800	07/01/2023	10/13/2021	B		195,914
585,000	NYC IDA (Stallion)	5.000	11/01/2016	11/01/2016			578,056

15	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**			Value
New York Continued
$320,000	NYC IDA (Stallion)	5.500%		11/01/2017	11/30/2015	B	$	317,872
1,170,000	NYC IDA (Studio School)	6.250		11/01/2018	07/08/2016	B		806,996
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2017	01/01/2016	C		9,449,237
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2018	01/01/2016	C		13,128,238
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2019	01/01/2016	C		16,204,516
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2020	01/01/2016	C		16,897,253
10,250,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2021	01/01/2016	C		11,331,478
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2024	01/01/2016	C		53,798,781
150,000	NYC IDA (The Child School)	7.000		06/01/2013	06/01/2013			150,596
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/ AeKC Obligated Group)[1]	5.000		07/01/2020	07/01/2020			539,365
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/ AeKC Obligated Group)[1]	5.000		07/01/2021	07/01/2021			268,695
3,250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/ AeKC/AeL Obligated Group)[1]	5.000		07/01/2022	07/01/2022			3,499,210
105,000	NYC IDA (Trinity Episcopal School Corp.)[1]	5.250		06/15/2017	04/28/2013	A		105,421
5,215,000	NYC IDA (Unicef)	5.050		11/01/2018	06/24/2016	B		5,197,269
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023	04/28/2013	A		1,004,040
200,000	NYC IDA (Urban Resource Institute)	6.500		11/01/2013	08/01/2013	B		200,180
3,000,000	NYC IDA (Visy Paper)	7.800		01/01/2016	04/28/2013	A		3,005,280
765,000	NYC IDA (Vocational Instruction)[4]	7.250		02/01/2013	02/01/2013			420,735
3,430,000	NYC IDA (Yankee Stadium)[1]	2.265	[2]	03/01/2016	03/01/2014	A		3,487,178
750,000	NYC IDA (Yankee Stadium)[1]	2.355	[2]	03/01/2019	03/01/2019			743,348
3,000,000	NYC IDA (Yankee Stadium)[1]	2.385	[2]	03/01/2020	03/01/2020			2,943,270
8,655,000	NYC IDA (Yankee Stadium)[1]	2.435	[2]	03/01/2022	03/01/2022			8,392,840
6,550,000	NYC IDA (Yankee Stadium)[1]	2.445	[2]	03/01/2023	03/01/2023			6,259,573
195,000	NYC IDA (Yankee Stadium)[1]	2.455	[2]	03/01/2024	03/01/2024			184,593
200,000	NYC IDA (Yankee Stadium)[1]	2.465	[2]	03/01/2025	03/01/2025			186,784
985,000	NYC IDA (Yankee Stadium)[1]	2.475	[2]	03/01/2026	03/01/2026			905,215
1,000,000	NYC IDA (Yankee Stadium)[1]	2.485	[2]	03/01/2027	03/01/2027			905,060
3,280,000	NYC IDA (Yeled Yalda Early Childhood)	5.350		11/01/2017	12/09/2015	B		3,311,947
6,705,000	NYC IDA (YMCA of Greater New York)[1]	5.000		08/01/2036	08/01/2016	A		6,977,357

16	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$300,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2025	06/15/2015	A	$	329,118
6,175,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2027	06/15/2015	A		6,727,477
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2016	A		5,581,400
30,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2030	06/15/2020	A		34,323,000
21,300,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2021	A		24,741,867
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2033	06/15/2022	A		5,766,950
8,195,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2034	06/15/2022	A		9,388,356
12,900,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	12/15/2014	A		13,765,332
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2015	A		10,780,500
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2017	A		6,728,160
20,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2013	04/28/2013	A		20,091
30,000	NYC Municipal Water Finance Authority	5.750	06/15/2013	04/28/2013	A		30,136
1,615,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A		1,908,995
410,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A		484,636
12,450,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000	10/15/2032	10/15/2014	A		13,228,499
195,000	NYC Transitional Finance Authority[1]	5.000	02/01/2027	04/28/2013	A		195,702
6,420,000	NYC Transitional Finance Authority	5.000	02/01/2033	02/01/2014	A		6,679,689
6,185,000	NYC Transitional Finance Authority[1]	5.000	02/01/2033	02/01/2014	A		6,395,228
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A		174,144
20,000,000	NYC Transitional Finance Authority[1]	5.500	11/01/2028	11/01/2015	A		22,313,600
1,880,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2027	07/15/2022	A		2,222,329
9,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2028	07/15/2022	A		10,574,280
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	07/15/2022	A		11,704,600
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2030	07/15/2022	A		11,651,500
9,510,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	07/15/2021	A		10,901,693
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A		11,727,100

17	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$11,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000%	11/01/2025	05/01/2017	A	$	13,512,674
2,675,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2026	05/01/2018	A		3,128,413
7,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2027	05/01/2018	A		8,188,740
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A		1,953,815
4,715,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A		5,495,568
8,920,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2034	05/01/2022	A		10,249,794
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A		11,952,400
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018			59,697
100,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)[1]	5.000	02/01/2034	02/01/2014	A		104,001
140,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2023	11/15/2015	A		155,410
6,780,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2024	11/15/2015	A		7,466,475
2,900,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2025	11/15/2015	A		3,185,679
9,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2027	11/15/2015	A		10,789,509
5,000	NYS DA (4201 School Programs)[1]	5.000	07/01/2018	04/28/2013	A		5,020
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200	02/15/2016	04/28/2013	A		25,102
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	04/28/2013	A		65,247
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	04/28/2013	A		50,190
1,255,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2025	07/01/2022	A		1,453,792
60,000	NYS DA (Buena Vida Nursing Home)[1]	5.000	07/01/2018	04/28/2013	A		60,236
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019	07/01/2015	A		78,516
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022	07/01/2015	A		1,346,358
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2015	04/28/2013	A		50,048
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018	04/28/2013	A		50,026
1,120,000	NYS DA (Catskill Regional Medical Center)[1]	5.250	02/15/2023	02/15/2015	A		1,222,726
1,350,000	NYS DA (Chapel Oaks)[1]	5.375	07/01/2017	04/28/2013	A		1,355,711
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026	04/28/2013	A		3,297,337

18	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$725,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000%	07/01/2027	07/01/2014	A	$	743,966
500,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2028	07/01/2022	A		557,800
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021	07/01/2014	A		370,139
45,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028	04/28/2013	A		45,147
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	07/01/2014	A		932,932
2,465,000	NYS DA (Ellis Hospital)	5.050	08/15/2024	08/15/2014	A		2,607,724
640,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	04/28/2013	A		642,515
2,910,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	04/28/2013	A		2,917,653
50,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	04/28/2013	A		50,064
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	04/28/2013	A		10,145,756
100,000	NYS DA (Green Chimneys School)	5.500	07/01/2018	04/28/2013	A		102,153
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019	04/28/2013	A		1,003,900
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017	A		1,208,994
2,140,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	04/18/2018	B		2,301,998
1,110,000	NYS DA (Iona College)[1]	5.000	07/01/2022	07/01/2022			1,288,743
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2023	07/01/2022	A		1,150,550
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2024	07/01/2022	A		1,133,770
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2025	07/01/2022	A		1,118,120
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2026	07/01/2022	A		1,111,430
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2027	07/01/2022	A		1,099,010
220,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)	5.125	07/01/2021	07/01/2013	A		221,023
100,000	NYS DA (Jewish Board of Family and Children’s Services)[1]	5.000	07/01/2023	07/01/2013	A		100,481
15,220,000	NYS DA (Kaleida Health)	5.050	02/15/2025	02/15/2014	A		15,858,022
1,000,000	NYS DA (Kateri Residence)[1]	5.000	07/01/2022	07/01/2013	A		1,002,780
25,000	NYS DA (Kingsbrook Jewish Medical Center)[1]	4.750	02/01/2023	04/28/2013	A		25,089
85,000	NYS DA (La Salle School)	5.000	07/01/2018	04/28/2013	A		85,302
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014	A		1,151,887
100,000	NYS DA (Maimonides Medical Center)[1]	5.000	08/01/2024	07/31/2014	D		106,215
3,935,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2024	04/26/2013	A		3,951,763

19	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750%	08/01/2029	08/01/2014	A	$	18,012,624
1,145,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2035	04/26/2013	A		1,149,878
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023	08/15/2013	A		626,291
15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250	08/01/2025	04/28/2013	A		15,059
14,375,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028	02/15/2014	A		14,888,763
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023	02/15/2014	A		234,032
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A		119,673
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2025	07/01/2019	A		1,219,246
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2026	07/01/2019	A		924,344
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2027	07/01/2019	A		707,961
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A		3,868,303
300,000	NYS DA (Montefiore Medical Center)	5.000	02/01/2028	02/01/2015	A		321,960
50,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2033	02/01/2015	A		52,986
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020	A		175,995
11,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035	07/01/2017	A		12,733,206
75,000	NYS DA (Mount St. Mary College)[1]	4.750	07/01/2022	07/01/2013	A		75,864
50,000	NYS DA (Municipal Health Facilities)[1]	4.750	01/15/2029	04/28/2013	A		50,762
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A		5,570,450
1,245,000	NYS DA (New York & Presbyterian Hospital)[1]	5.250	02/15/2031	08/15/2014	A		1,329,747
350,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021	04/28/2013	A		351,211
115,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2018	07/01/2014	A		120,345
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	07/01/2014	A		2,315,610
8,810,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	04/28/2013	A		8,824,537
4,650,000	NYS DA (North General Hospital)[1]	5.750	02/15/2015	04/28/2013	A		4,668,600
4,600,000	NYS DA (North General Hospital)[1]	5.750	02/15/2016	04/28/2013	A		4,617,572
100,000	NYS DA (North General Hospital)[1]	5.750	02/15/2017	04/28/2013	A		100,355
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	04/28/2013	A		5,682,958

20	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$3,750,000	NYS DA (North General Hospital)[1]	5.750%	02/15/2020	04/28/2013	A	$	3,761,288
15,000	NYS DA (North Onondaga Public Library)[1]	4.875	07/01/2017	04/28/2013	A		15,040
250,000	NYS DA (North Shore L.I. Jewish Health Care/L.I. Jewish Medical Center Obligated Group)[1]	5.000	05/01/2018	05/01/2013	A		250,715
845,000	NYS DA (Northeast Parent & Child)	5.500	07/01/2018	04/28/2013	A		846,673
7,000,000	NYS DA (NSLIJ/NSUH/LIJMC Obligated Group)[1]	5.000	05/01/2032	05/01/2021	A		7,836,220
1,850,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2020	07/01/2016	A		2,060,364
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2017	A		22,234,426
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2016	A		14,458,109
4,845,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	11/05/2016	A		5,334,539
50,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	07/01/2017	A		54,404
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019	A		17,083,352
25,000	NYS DA (Office General Services)[1]	5.000	04/01/2028	04/28/2013	A		25,088
1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2014	11/01/2014			1,167,018
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2015	11/01/2015			1,291,175
2,995,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	11/01/2016	A		3,001,200
23,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2027	12/15/2022	A		27,503,400
10,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2028	12/15/2022	A		11,826,700
17,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2029	12/15/2022	A		20,026,340
36,300,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2030	12/15/2022	A		42,560,661
31,295,000	NYS DA (Personal Income Tax)[1]	5.000	03/15/2036	09/15/2016	A		34,933,670
3,680,000	NYS DA (Providence Rest)	5.000	07/01/2021	07/01/2015	A		3,701,970
1,250,000	NYS DA (Providence Rest)	5.125	07/01/2030	08/06/2028	B		1,233,000
2,000,000	NYS DA (Providence Rest)	5.250	07/01/2025	07/01/2015	A		2,011,880
8,730,000	NYS DA (Rochester General Hospital)	5.000	12/01/2025	12/01/2015	A		9,768,259
2,150,000	NYS DA (Rochester Institute of Technology)[1]	6.000	07/01/2033	07/01/2018	A		2,696,788
795,000	NYS DA (Sarah Neuman Nursing Home)	5.450	08/01/2027	04/28/2013	A		797,790
100,000	NYS DA (School District Bond Financing Program), Series A1	5.750	10/01/2020	10/01/2015	A		111,592
2,820,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2026	10/01/2022	A		3,311,075
400,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2027	10/01/2022	A		466,112
200,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2028	10/01/2022	A		231,532
1,690,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2026	10/01/2022	A		1,978,179

21	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$500,000	NYS DA (School District Bond Financing Program), Series H1	5.000%	10/01/2027	10/01/2022	A	$	582,640
400,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2028	10/01/2022	A		463,064
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2029	10/01/2022	A		575,715
2,190,000	NYS DA (School District Financing)[1]	5.000	10/01/2024	10/01/2022	A		2,607,283
1,675,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2022	A		1,976,919
5,000	NYS DA (School District Financing)[1]	5.250	10/01/2023	04/28/2013	A		5,020
10,000	NYS DA (School District Financing)[1]	5.500	10/01/2017	04/27/2013	A		10,039
110,000	NYS DA (School District Financing)[1]	5.750	10/01/2017	04/26/2013	A		110,509
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021	07/01/2014	A		16,044,865
20,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2013	04/28/2013	A		20,083
25,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2015	04/28/2013	A		25,103
135,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019	04/28/2013	A		135,554
320,000	NYS DA (Special Act School Districts)[1]	5.875	07/01/2013	04/28/2013	A		321,440
40,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2016	04/28/2013	A		40,166
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019	04/28/2013	A		928,987
2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000	08/15/2038	08/15/2019	A		2,962,261
2,495,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/13/2019	A		3,031,250
5,275,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	04/28/2013	A		5,276,583
240,000	NYS DA (St. Barnabas Hospital)	5.000	02/01/2031	04/28/2013	A		240,763
3,500,000	NYS DA (St. Barnabas Hospital)	5.125	02/01/2022	04/28/2013	A		3,512,180
1,790,000	NYS DA (St. Barnabas Hospital)	5.350	08/01/2017	04/28/2013	A		1,796,569
815,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	07/01/2022	A		946,949
180,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	07/01/2022	A		207,725
6,850,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022	A		7,857,498
3,000,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2025	07/01/2017	A		3,208,920
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A		4,108,038
100,845,000	NYS DA (St. Luke’s Roosevelt Hospital)	4.800	08/15/2025	08/08/2015	A		109,098,155
45,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	04/28/2013	A		45,139
120,000	NYS DA (St. Thomas Aquinas College)	5.250	07/01/2028	04/28/2013	A		120,140
13,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2027	02/15/2022	A		15,352,220

22	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$10,640,000	NYS DA (State Personal Income Tax Authority)[1]	5.000%	03/15/2028	03/15/2022	A	$	12,451,992
20,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A		23,114
22,900,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A		25,562,583
18,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2034	03/15/2022	A		20,560,140
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	02/15/2014	A		2,908,886
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A		294,158
80,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017	04/28/2013	A		80,332
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A		7,920,470
2,165,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024	04/28/2013	A		2,169,980
1,725,000	NYS DA (United Cerebral Palsy Assoc. of NYC)	5.750	07/01/2018	07/01/2013	A		1,737,386
370,000	NYS DA (United Cerebral Palsy Assoc. of NYC/United Cerebral Palsy Assoc. Obligated Group)	5.000	07/01/2013	07/01/2013			372,927
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	04/28/2013	A		5,016
70,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	04/28/2013	A		70,229
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021	07/01/2014	A		2,013,623
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022	07/01/2014	A		1,229,308
125,000	NYS DA (Upstate Community Colleges)[1]	5.250	07/01/2020	07/01/2014	A		132,781
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019	A		28,960
95,000	NYS DA (W.K. Nursing Home)	6.050	02/01/2026	04/28/2013	A		95,441
50,000	NYS DA (White Plains Hospital)	5.375	02/15/2043	08/15/2014	A		53,963
1,000,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	04/28/2013	A		1,004,180
20,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	04/28/2013	A		20,076
45,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	04/28/2013	A		45,175
250,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2015	04/28/2013	A		251,023
1,120,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	04/28/2013	A		1,124,592
26,280,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	04/28/2013	A		26,373,031

23	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**			Value
New York Continued
$1,415,000	NYS DA (Yeshiva University)[1]	5.000%		09/01/2027	09/01/2019	A	$	1,604,157
3,000,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	09/01/2019	A		3,325,080
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875		06/15/2020	04/28/2013	A		20,762
2,985,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2028	06/15/2013	A		3,013,059
1,850,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2033	06/15/2018	A		2,107,705
1,440,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		07/15/2033	07/15/2013	A		1,458,259
4,500,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		02/15/2034	08/15/2014	A		4,749,975
6,720,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	06/15/2014	A		7,050,221
45,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.875		06/15/2014	04/28/2013	A		45,215
910,000	NYS EFC (NYS Water Services)[1]	6.875		06/15/2014	04/28/2013	A		915,096
5,000	NYS EFC (Pollution Control)[1]	6.500		06/15/2014	04/28/2013	A		5,026
75,000	NYS EFC (State Personal Income Tax)[1]	5.000		12/15/2022	12/15/2014	A		80,858
37,350,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	04/28/2013	A		37,501,641
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	[2]	04/01/2020	04/01/2013	A		3,005,550
120,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	6.500		12/01/2028	12/01/2013	A		124,151
10,650,000	NYS ERDA (Con Ed)[1]	0.193	[2]	10/01/2036	10/01/2013	A		9,091,160
13,850,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	04/28/2013	A		13,891,550
5,245,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	04/28/2013	A		5,260,735
1,295,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	04/28/2013	A		1,298,885
4,740,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	04/28/2013	A		4,754,220
20,695,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023	09/01/2013	A		21,077,030
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	09/01/2013	A		203,606
1,225,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025	04/28/2013	A		1,227,217
1,430,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	05/09/2013	A		1,432,288
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027	11/01/2017	A		3,478,540
520,000	NYS HFA (Division Street)[1]	5.000		02/15/2026	11/28/2015	A		542,178
685,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	12/08/2015	A		704,262
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350		06/01/2025	08/01/2017	A		3,241,200
6,695,000	NYS HFA (Hospital & Nursing Home)[1]	5.150		11/01/2016	04/28/2013	A		6,722,516
65,000	NYS HFA (Hospital & Nursing Home)	5.500		11/01/2013	11/01/2013			66,780

24	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$10,000	NYS HFA (Hospital & Nursing Home)	6.000%	11/01/2013	11/01/2013		$	10,334
35,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2014	11/01/2014			38,123
50,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	04/28/2013	A		50,097
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	04/28/2013	A		345,583
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	04/28/2013	A		1,341,997
250,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2020	04/28/2013	A		253,655
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	04/28/2013	A		303,786
30,000	NYS HFA (Multifamily Hsg.)[1]	5.400	02/15/2016	04/28/2013	A		30,079
15,000	NYS HFA (Multifamily Hsg.)[1]	5.450	08/15/2018	04/28/2013	A		15,036
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	04/28/2013	A		1,241,959
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	08/15/2013	A		1,740,968
315,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036	04/28/2013	A		332,001
5,000	NYS HFA (Multifamily Hsg.)	6.800	11/01/2014	04/28/2013	A		5,023
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	04/28/2013	A		90,325
25,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2013	04/28/2013	A		25,354
2,450,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	01/16/2017	A		2,633,701
1,280,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	04/28/2013	A		1,374,925
140,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015	08/25/2014	B		144,799
1,080,000	NYS HFA, Series A1	6.100	11/01/2015	04/28/2013	A		1,085,227
295,000	NYS HFA, Series A1	6.125	11/01/2020	04/28/2013	A		295,746
85,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400	11/01/2016	04/28/2013	A		85,473
20,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	04/28/2013	A		20,152
1,010,000	NYS Thruway Authority[1]	5.000	01/01/2021	01/01/2015	A		1,086,952
960,000	NYS Thruway Authority[1]	5.000	01/01/2022	01/01/2015	A		1,033,853
25,000	NYS Thruway Authority[1]	5.000	03/15/2023	09/15/2014	A		26,664
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2027	01/01/2022	A		11,651,400
25,000,000	NYS Thruway Authority[1]	5.000	01/01/2028	01/01/2022	A		28,960,500
15,000,000	NYS Thruway Authority[1]	5.000	01/01/2029	01/01/2022	A		17,313,750
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	A		112,944
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2030	01/01/2022	A		11,492,600
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2020	07/01/2014	A		4,236,440
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2021	07/01/2014	A		1,058,070
3,000,000	NYS UDC, Series A-22[1]	5.000	01/01/2020	01/01/2020			3,626,280
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A		4,765,804
150,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300	03/15/2019	04/28/2013	A		150,008
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019	09/01/2013	A		1,207,707
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	04/28/2013	A		1,620,717

25	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$535,000	Oneida County, NY IDA (Presbyterian Home)	6.250%	06/01/2015	04/28/2013	A	$	537,445
225,000	Onondaga County, NY IDA (Le Moyne College)[1]	5.500	03/01/2014	04/28/2013	A		225,743
465,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2022	07/01/2022			541,102
490,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2023	07/01/2022	A		563,770
515,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2024	07/01/2022	A		586,534
540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2025	07/01/2022	A		610,168
1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2032	07/01/2022	A		1,095,730
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A		1,143,240
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019			542,860
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019			814,290
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020			570,995
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020			859,436
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021			597,006
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021			904,375
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022			622,130
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022			944,933
100,000	Orange County, NY IDA (Crystal Run Village)	4.750	07/01/2016	07/01/2016			98,557
165,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	6.125	05/01/2016	04/28/2013	A		165,728
2,880,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	04/28/2013	A		2,888,698
1,070,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	04/28/2013	A		1,073,231
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)	5.375	12/01/2021	04/28/2013	A		1,883,194
1,175,000	Otsego County, NY IDA (AOFMHS)[1]	5.350	10/01/2017	04/28/2013	A		1,179,935
995,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	05/01/2013	A		996,791
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	05/01/2013	A		3,631,453
25,000	Plattsburgh, NY Fire District No. 3	6.250	10/15/2014	10/15/2013	A		25,824

26	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$585,000	Port Authority NY/NJ (Continental Airlines)	9.125%	12/01/2015	04/28/2013	A	$	599,613
96,500,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	04/28/2013	A		96,532,810
44,240,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	04/28/2013	A		44,250,618
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)	5.900	12/01/2017	04/28/2013	A		67,866,648
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014	12/01/2014			19,022,388
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A		2,871,648
39,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A		43,053,270
26,275,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	02/13/2017	B		26,271,847
100,000	Port Authority NY/NJ, 116th Series	5.000	10/01/2013	04/28/2013	A		100,400
160,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2014	04/28/2013	A		160,675
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015	04/28/2013	A		55,232
45,000	Port Authority NY/NJ, 131st Series[1]	4.625	12/15/2029	06/15/2013	A		45,596
170,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2016	06/15/2013	A		173,402
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	06/15/2013	A		10,186
450,000	Port Authority NY/NJ, 132nd Series[1]	5.000	09/01/2029	09/01/2013	A		462,344
25,000	Port Authority NY/NJ, 135th Series[1]	4.500	09/15/2026	03/15/2014	A		25,695
60,000	Port Authority NY/NJ, 135th Series[1]	5.000	09/15/2027	03/15/2014	A		62,921
18,855,000	Port Authority NY/NJ, 136th Series[1]	5.375	11/01/2025	05/01/2014	A		19,936,711
35,000	Port Authority NY/NJ, 137th Series[1]	5.125	07/15/2030	07/15/2014	A		36,986
300,000	Port Authority NY/NJ, 138th Series[1]	5.000	12/01/2018	12/01/2014	A		325,485
350,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2027	06/01/2015	A		382,106
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015	A		6,284,283
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015	A		15,398,949
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015	A		6,502,980
10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026	09/01/2015	A		10,813,400
17,800,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A		19,320,476
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A		2,465,190
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A		285,118
5,730,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A		6,642,331
7,080,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2019	10/15/2019			8,591,722
11,870,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2024	04/01/2022	A		14,204,829
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A		8,301,065
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A		11,572,800
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022	A		14,975,844
9,800,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2031	04/01/2022	A		11,183,466
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014	A		2,988,083

27	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$955,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900%	08/01/2020	04/28/2013	A	$	957,703
25,000	Queensbury, NY Union Free School District[1]	5.000	06/15/2016	06/15/2013	A		25,256
100,000	Ramapo, NY Central School District[1]	4.125	07/15/2021	04/28/2013	A		100,203
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014	A		1,281,648
4,555,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.000	03/01/2036	03/01/2016	A		4,719,527
320,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	04/28/2013	A		320,358
815,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	04/28/2013	A		815,856
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	04/28/2013	A		50,097
1,175,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	06/01/2025			1,163,426
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	04/28/2013	A		1,504,900
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A		238,591
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A		6,072,487
4,500,000	Rockland County, NY GO	3.750	06/28/2013	06/28/2013			4,511,340
100,000	Rockland County, NY GO1	4.000	10/01/2017	04/28/2013	A		100,294
575,000	Rockland County, NY GO1	5.000	12/15/2019	12/15/2019			652,665
575,000	Rockland County, NY GO1	5.000	12/15/2020	12/15/2020			652,838
600,000	Rockland County, NY GO1	5.000	12/15/2022	12/15/2022			678,822
15,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	04/28/2013	A		15,064
6,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	04/28/2013	A		6,225,374
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014			533,650
100,000	Saratoga, NY IDA (Skidmore College)[1]	4.500	07/01/2019	07/01/2013	A		100,885
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015			53,245
50,000	Smithtown, NY Central School District[1]	4.125	11/01/2024	11/01/2013	A		50,555
5,000	SONYMA, Series 105[1]	4.250	10/01/2017	04/28/2013	A		5,010
10,000	SONYMA, Series 109[1]	4.900	10/01/2028	10/01/2013	A		10,062
14,865,000	SONYMA, Series 113[1]	5.250	10/01/2034	04/01/2014	A		15,223,395
5,000,000	SONYMA, Series 116[1]	4.300	10/01/2019	04/01/2014	A		5,191,900

28	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**			Value
New York Continued
$795,000	SONYMA, Series 133[1]	4.950%		10/01/2021	04/01/2015	A	$	824,868
45,000	SONYMA, Series 137[1]	4.700		10/01/2031	10/01/2015	A		46,007
580,000	SONYMA, Series 145[1]	4.950		10/01/2023	04/01/2017	A		614,759
13,605,000	SONYMA, Series 153	0.140	[2]	04/01/2047	04/04/2013	A		13,605,000
4,080,000	SONYMA, Series 29[3]	5.450		10/01/2031	10/01/2013	A		4,112,599
400,000	SONYMA, Series 31[1]	5.200		10/01/2021	04/28/2013	A		400,712
535,000	SONYMA, Series 31[1]	5.300		10/01/2031	04/28/2013	A		535,637
1,305,000	SONYMA, Series 44[1]	4.000		10/01/2021	10/01/2019	A		1,402,001
4,415,000	SONYMA, Series 69[1]	5.500		10/01/2028	04/28/2013	A		4,421,049
45,000	SONYMA, Series 70[1]	5.375		10/01/2017	04/26/2013	A		45,121
35,000	SONYMA, Series 70[1]	5.375		10/01/2017	04/26/2013	A		35,099
110,000	SONYMA, Series 71[1]	5.400		04/01/2029	04/28/2013	A		110,157
3,145,000	SONYMA, Series 77[1]	5.150		04/01/2029	04/28/2013	A		3,148,648
20,000	SONYMA, Series 79[1]	5.300		04/01/2029	04/28/2013	A		20,024
85,000	SONYMA, Series 98[1]	5.050		10/01/2017	04/26/2013	A		85,231
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000		06/15/2021	06/15/2017	A		437,807
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000		06/15/2022	06/15/2017	A		459,132
300,000	Spring Valley, NY GO1	5.000		05/01/2020	05/01/2015	A		323,211
310,000	Spring Valley, NY GO1	5.000		05/01/2021	05/01/2015	A		332,649
325,000	Spring Valley, NY GO1	5.000		05/01/2022	05/01/2015	A		347,350
335,000	Spring Valley, NY GO1	5.000		05/01/2023	05/01/2015	A		357,180
350,000	Spring Valley, NY GO1	5.000		05/01/2024	05/01/2015	A		372,057
365,000	Spring Valley, NY GO1	5.000		05/01/2025	05/01/2015	A		388,002
1,050,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.250		09/01/2033	03/01/2022	A		1,197,998
2,275,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200		12/01/2017	12/01/2015	B		2,152,742
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2024	01/01/2023	A		363,132
920,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2025	01/01/2023	A		1,103,485
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2027	01/01/2023	A		1,585,378
1,455,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2029	01/01/2023	A		1,693,518
13,225,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000		07/01/2028	07/01/2021	A		14,975,858
465,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750		06/01/2027	01/13/2021	A		476,490
380,000	Suffolk County, NY IDA (ALIA-CCDRCA)	7.000		06/01/2016	06/01/2013	A		380,916
105,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000		11/01/2017	05/01/2015	B		105,852
425,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000		11/01/2017	07/17/2015	B		428,447

29	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
New York Continued
$200,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950%	11/01/2022	12/23/2018	B	$	198,302
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	11/28/2019	B		297,453
300,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	03/31/2019	B		297,453
300,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	09/01/2016	A		301,146
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	08/29/2016	A		301,146
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	08/30/2016	A		301,146
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	07/04/2024	B		1,148,376
1,065,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2018	06/01/2016	A		1,084,628
2,915,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	04/28/2013	A		2,917,303
70,000	Suffolk County, NY IDA (Family Residences)	6.000	10/01/2015	10/27/2014	B		70,615
280,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018	10/13/2014	A		283,172
1,930,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018	12/01/2013	A		1,961,536
500,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	10/01/2020	09/03/2016	A		501,910
105,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.000	02/01/2014	11/01/2013	B		106,974
205,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	05/16/2015	B		212,585
75,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	05/01/2013	A		75,074
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017	03/01/2015	A		744,191
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2015	A		1,057,670
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2019	03/01/2015	A		737,247
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020	03/01/2015	A		756,238
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021	03/01/2015	A		1,046,420
1,650,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500	01/01/2023	07/01/2013	A		1,649,934
390,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.375	11/01/2015	11/20/2014	B		388,374
230,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.400	02/01/2015	08/10/2014	B		229,400
15,000	Suffolk County, NY IDA (South Country Library)[1]	4.750	01/01/2019	04/28/2013	A		15,036
200,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020	08/30/2016	A		200,764

30	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**			Value
New York Continued
$400,000	Suffolk County, NY IDA (WORCA)	6.000%		10/01/2020	09/06/2016	A	$	401,528
25,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2017	09/01/2013	A		25,858
75,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2020	09/01/2013	A		77,355
30,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2021	09/01/2013	A		30,920
100,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2023	09/01/2013	A		103,050
1,235,000	Syracuse, NY IDA (Carousel Center)	4.900	[5]	01/01/2018	06/22/2016	B		954,433
25,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	09/01/2013	A		24,997
385,000	Syracuse, NY IDA (One Center Armory Garage)	6.750		12/01/2017	04/28/2013	A		385,493
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000		07/01/2032	07/01/2023	A		2,584,153
90,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875		02/01/2033	04/28/2013	A		90,318
560,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	08/01/2013	A		589,534
20,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	09/01/2020	A		22,889,079
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2031	09/01/2021	A		1,112,070
10,000	Ulster County, NY GO1	5.400		11/15/2013	05/15/2013	A		10,068
10,000	Ulster County, NY GO1	5.400		11/15/2015	05/15/2013	A		10,068
155,000	Ulster County, NY Res Rec[1]	5.000		03/01/2016	03/01/2016			168,177
160,000	Ulster County, NY Res Rec[1]	5.000		03/01/2017	03/01/2016	A		172,877
170,000	Ulster County, NY Res Rec[1]	5.000		03/01/2018	03/01/2016	A		182,454
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	01/25/2029	B		336,704
70,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250		06/01/2025	04/28/2013	A		70,005
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	09/21/2027	B		783,362
10,445,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750		06/01/2030	06/01/2013	A		10,444,269
50,000	Utica, NY GO1	5.000		06/15/2021	06/15/2013	A		51,520
3,000,000	Utica, NY IDA (Utica College Civic Facility)	6.850		12/01/2031	04/28/2013	A		3,034,680
50,000	Westchester County, NY GO1	5.375		12/15/2013	06/15/2013	A		50,556
3,730,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2021	11/01/2021			4,437,656
40,000	Westchester County, NY IDA (Clearview School)	6.600		01/01/2014	10/01/2013	B		40,506
545,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	08/20/2013	A		550,052
220,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)	5.500		12/01/2015	04/28/2013	A		222,829

31	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$100,000	Westchester County, NY IDA (Winward School)	5.200%	10/01/2021	04/28/2013	A	$100,176
5,595,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021	06/01/2015	A	5,599,252
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	05/30/2018	B	10,617,717
75,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	02/27/2020	B	75,830
2,000,000	Wyandanch, NY Union Free High School District	3.250	06/28/2013	06/28/2013		2,002,620
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.000	10/15/2030	05/05/2020	A	1,047,480
60,000	Yonkers, NY GO1	5.000	08/01/2014	08/01/2014		63,228
445,000	Yonkers, NY GO1	5.000	08/01/2015	08/01/2015		484,000
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021	A	2,337,660
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021	A	1,149,770
30,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	04/28/2013	A	30,056
295,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	04/28/2013	A	295,537
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	04/01/2015	A	1,543,319
1,250,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019	A	1,423,575
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019	A	684,942
1,115,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	04/28/2013	A	1,117,866

						4,192,344,322
U.S. Possessions–26.6%
9,210,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2013	A	9,316,376
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2013	A	6,064,680
192,000	Guam EDA (TASC)	5.300	05/15/2014	05/15/2014		202,489
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500	10/01/2026	10/01/2026		3,047,232
1,435,000	Guam Government Business Privilege[1]	5.000	01/01/2027	01/01/2022	A	1,623,258
3,255,000	Guam Government Business Privilege[1]	5.000	01/01/2028	01/01/2022	A	3,647,781
1,200,000	Guam Government Business Privilege[1]	5.000	01/01/2031	01/01/2022	A	1,330,404
6,000,000	Guam Government Business Privilege[1]	5.000	01/01/2032	01/01/2022	A	6,623,520
50,000	Guam International Airport Authority[1]	4.500	10/01/2014	10/01/2013	A	50,604
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2013	A	10,065

32	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**			Value
U.S. Possessions Continued
$25,000	Guam International Airport Authority[1]	5.250%		10/01/2016	10/01/2013	A	$	25,489
50,000	Guam International Airport Authority[1]	5.375		10/01/2017	10/01/2013	A		50,694
900,000	Guam Power Authority, Series A1	5.000		10/01/2019	10/01/2019			1,074,303
1,350,000	Guam Power Authority, Series A1	5.000		10/01/2020	10/01/2020			1,623,443
1,350,000	Guam Power Authority, Series A1	5.000		10/01/2021	10/01/2021			1,639,278
2,345,000	Guam Power Authority, Series A1	5.000		10/01/2022	10/01/2022			2,848,354
3,185,000	Guam Power Authority, Series A1	5.000		10/01/2025	10/01/2022	A		3,744,573
2,690,000	Guam Power Authority, Series A1	5.000		10/01/2026	10/01/2022	A		3,132,182
2,595,000	Guam Power Authority, Series A1	5.000		10/01/2027	10/01/2022	A		2,991,412
185,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	12/31/2017	B		180,939
15,250,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2024	07/01/2024			15,038,635
9,150,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2028			9,125,753
375,000	Puerto Rico Children’s Trust Fund (TASC)	4.100		05/15/2013	05/15/2013			376,050
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250		05/15/2014	04/28/2013	A		200,568
205,405,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	04/28/2013	A		207,717,860
72,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	04/28/2013	A		73,705,685
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	04/28/2013	A		31,101,301
12,215,000	Puerto Rico Commonwealth GO	1.250	[2]	07/01/2029	04/04/2013	A		12,215,000
400,000	Puerto Rico Commonwealth GO1	3.062	[2]	07/01/2021	01/01/2014	A		372,828
12,600,000	Puerto Rico Commonwealth GO1	3.142	[2]	07/01/2018	07/01/2018			12,819,240
3,700,000	Puerto Rico Commonwealth GO1	3.162	[2]	07/01/2019	07/01/2019			3,749,506
4,155,000	Puerto Rico Commonwealth GO1	3.182	[2]	07/01/2020	07/01/2020			4,211,550
48,325,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2013	A		48,922,297
5,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2021	07/01/2021			5,167,000
165,000	Puerto Rico Commonwealth GO1	5.000		07/01/2024	07/01/2024			162,685
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	08/06/2026	B		23,880
2,660,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031			2,541,337
7,000,000	Puerto Rico Commonwealth GO1	5.250		01/01/2015	01/01/2015			7,238,210
880,000	Puerto Rico Commonwealth GO1	5.250		07/01/2018	07/01/2013	A		891,554
900,000	Puerto Rico Commonwealth GO1	5.250		07/01/2019	07/01/2013	A		911,817
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2020	07/01/2014	A		506,245
2,430,000	Puerto Rico Commonwealth GO1	5.250		07/01/2021	07/01/2014	A		2,451,578
4,795,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2014	A		4,820,078
2,715,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2016	A		2,777,119

33	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
U.S. Possessions Continued
$4,575,000	Puerto Rico Commonwealth GO1	5.250%	07/01/2023	07/01/2014	A	$	4,587,581
270,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2016	A		272,913
14,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2013	A		14,850,743
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2016	A		21,789,575
9,880,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	07/01/2027			9,757,192
15,000	Puerto Rico Commonwealth GO1	5.250	07/01/2029	07/01/2029			14,623
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2030			4,858,650
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/09/2029	B		2,759,713
14,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	07/01/2032			14,254,548
11,735,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/02/2031	B		11,340,821
1,400,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	07/01/2030			1,379,756
40,000	Puerto Rico Commonwealth GO1	5.500	07/01/2013	07/01/2013			40,379
1,950,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019			2,107,599
13,100,000	Puerto Rico Commonwealth GO1	5.500	07/01/2023	07/01/2018	A		13,389,379
240,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2022	A		243,456
2,790,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A		2,915,383
10,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2016	A		10,294,800
600,000	Puerto Rico Commonwealth GO1	6.000	07/01/2038	07/01/2018	A		610,332
1,950,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	07/01/2019	A		2,070,393
5,000,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2018	07/01/2016	A		5,147,150
150,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2023	07/01/2016	A		151,628
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2022	07/01/2020	A		29,493,549
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2023	07/01/2020	A		11,284,946
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2024	07/01/2020	A		11,788,740
11,595,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2025	07/01/2020	A		11,807,536
24,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2027	07/01/2020	A		24,012,240
33,580,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028			33,420,159
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028			4,881,652
100,000	Puerto Rico Electric Power Authority, Series DDD[1]	5.000	07/01/2022	07/01/2020	A		102,469
370,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2024	07/01/2014	A		370,777
800,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2023	07/01/2015	A		805,024
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250	07/01/2025	07/01/2018	A		12,673,625

34	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**			Value
U.S. Possessions Continued
$500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250%		07/01/2026	07/01/2020	A	$	504,310
3,425,000	Puerto Rico HFA[1]	4.600		12/01/2024	12/01/2013	A		3,483,020
85,000	Puerto Rico HFA[1]	5.000		12/01/2020	12/01/2013	A		87,314
175,000	Puerto Rico HFC[1]	5.100		12/01/2018	06/01/2013	A		177,398
5,400,000	Puerto Rico Highway & Transportation Authority[1]	2.861	[2]	07/01/2028	07/01/2028			4,268,430
130,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	07/01/2013	A		130,382
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	07/01/2013	A		90,031
135,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2023	07/01/2023			134,829
160,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2025	07/01/2025			156,546
430,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2027	04/28/2013	A		430,168
425,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	02/20/2026	B		405,956
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	08/06/2026	B		85,967
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	02/20/2026	B		47,760
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2014	07/01/2013	A		45,335
2,900,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2018	07/01/2013	A		2,924,012
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2013	A		428,863
25,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2013	A		25,227
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	07/01/2013	A		232,091
5,060,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2021	07/01/2013	A		5,108,627
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2022	07/01/2013	A		8,067,675
7,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2024	04/28/2013	A		7,012,810
400,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A		403,312
100,000	Puerto Rico Highway & Transportation Authority, Series I1	5.000		07/01/2023	07/01/2023			99,873
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2021	07/01/2015	A		4,400,031
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2022	07/01/2015	A		11,043,450

35	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
U.S. Possessions Continued
$12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000%	07/01/2023	07/01/2023		$	12,259,411
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024	07/01/2024			12,580,977
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025	07/01/2025			14,230,973
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026	07/01/2026			16,250,177
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2027	07/01/2027			962,900
160,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	04/28/2013	A		160,254
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019	07/01/2016	A		796,739
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021			5,253,300
16,550,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021	A		17,701,218
105,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	10/01/2014			107,695
1,055,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	10/01/2017	A		1,092,590
2,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2021	A		2,542,800
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023	07/01/2023			4,344,903
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2016	04/01/2016			2,637,625
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2017	04/01/2017			2,122,040
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2018	04/01/2018			1,232,859
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019			1,237,533
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021			684,600
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022			679,237
34,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	06/01/2013	A		34,608,616
35,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2015	04/28/2013	A		35,121
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A		17,592,490
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	04/28/2013	A		75,338
475,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015	04/28/2013	A		477,366
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	04/28/2013	A		2,010,160

36	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
U.S. Possessions Continued
$500,000	Puerto Rico ITEMECF (International American University)[1]	5.000%	10/01/2021	10/01/2021		$	553,110
2,575,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	04/28/2013	A		2,575,695
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2021	10/01/2021			403,007
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2022	10/01/2022			454,778
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2015	07/01/2013	A		2,214,221
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016	07/01/2013	A		2,239,498
2,445,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017	07/01/2013	A		2,472,042
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	07/01/2013	A		358,926
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2013	A		1,895,738
20,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	04/28/2013	A		20,013
90,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2013	04/28/2013	A		90,252
500,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	04/28/2013	A		500,195
55,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2017	04/28/2013	A		55,156
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	04/28/2013	A		50,117
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023	08/01/2015	A		9,445,966
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024	08/01/2015	A		10,017,100
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	04/28/2013	A		305,933
170,000	Puerto Rico Municipal Finance Agency, Series B1	5.750	08/01/2013	04/28/2013	A		170,638
275,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024	02/02/2024	B		272,313
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029	03/02/2028	B		13,698,376
5,000,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2016	07/01/2016			5,303,550
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2021	07/01/2017	A		2,111,191
2,425,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2024	07/01/2017	A		2,448,571
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2025	07/01/2017	A		3,281,691

37	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
U.S. Possessions Continued
$13,195,000	Puerto Rico Public Buildings Authority[1]	5.500%	07/01/2026	07/01/2017	A	$	13,243,426
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2035	07/01/2017	C		1,329,813
150,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2015	07/01/2015			158,786
750,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2016	A		771,990
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034	07/01/2017	C		1,502,900
3,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2020	07/01/2019	A		3,224,220
1,270,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023			1,382,243
50,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2019	A		53,749
12,145,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A		12,666,749
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A		33,212,442
205,030,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A		219,939,782
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A		19,523,070
2,100,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A		2,204,979
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A		76,643,078
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025			3,945,319
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026	06/01/2026			2,638,268
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2021			7,448,188
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2022			8,411,345
3,725,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024			3,635,377
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	12/23/2028	B		5,288,744
4,930,000	University of Puerto Rico, Series Q1	5.000	06/01/2018	06/01/2016	A		4,997,640
2,490,000	University of Puerto Rico, Series Q1	5.000	06/01/2019	06/01/2016	A		2,505,637
3,515,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021			3,504,736
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2023			8,288,896
100,000	University of Puerto Rico, Series Q1	5.000	06/01/2024	06/01/2024			97,594
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	12/22/2028	B		281,067
65,000	V.I. HFA, Series A	6.500	03/01/2025	04/28/2013	A		65,101
45,000	V.I. Port Authority, Series A1	5.000	09/01/2023	04/28/2013	A		45,151
2,805,000	V.I. Port Authority, Series A1	5.250	09/01/2018	04/28/2013	A		2,815,238
3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	A		3,547,582

38	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**			Value
U.S. Possessions Continued
$850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2024	10/01/2016	A	$	902,335
3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A		3,883,447
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A		1,810,543
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/01/2016	A		52,701
4,520,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2031	10/01/2014	A		4,682,539
3,900,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000	10/01/2033	10/01/2014	A		4,038,450
1,350,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2025	10/01/2020	A		1,507,896
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2027	10/01/2022	A		1,699,455
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021	10/01/2014	A		1,128,868
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A		725,555
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016	10/01/2014	A		1,055,030
2,265,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022	10/01/2014	A		2,376,778
2,960,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023	10/01/2014	A		3,106,076
665,000	V.I. Public Finance Authority, Series A-1[1]	4.500	10/01/2024	10/01/2019	A		718,147
2,000,000	V.I. Public Finance Authority, Series B1	5.000	10/01/2025	10/01/2019	A		2,205,920
20,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2022	10/01/2019	A		21,980
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.950	05/15/2014	04/28/2013	A		80,274
980,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	11/02/2013	B		966,437
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	12/27/2017	B		1,305,720
100,000	V.I. Water & Power Authority[1]	4.500	07/01/2020	07/01/2013	A		100,463
125,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	07/01/2013	A		125,461
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	07/01/2013	A		226,465
7,350,000	V.I. Water & Power Authority	5.500	07/01/2017	04/28/2013	A		7,367,520
							1,505,621,769

Total Municipal Bonds and Notes (Cost $5,543,783,829)							5,697,966,091

39	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Shares		Value
Common Stocks—0.1%
2,137	CMS Liquidating Trust[6] (Cost $ 6,838,400)	$6,838,400

Total Investments, at Value (Cost $5,550,622,229)-100.9%		5,704,804,491
Liabilities in Excess of Other Assets-(0.9)		(49,415,497)

Net Assets-100.0%		$5,655,388,994

Footnotes to Statement of Investments

*March 28, 2013 represents the last business day of the Fund’s 2013 quarterly period. See accompanying Notes.

**Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Date of mandatory put.
D.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AeL	Aero Lauderdale
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.

40	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
LIJMC	Long Island Jewish Medical Center
LILCO	Long Island Lighting Corp.
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NSLIJ	North Shore Long Island Jewish
NSUH	North Shore University Hospital
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility
ROLs	Residual Option Longs
SAVRS	Select Auction Variable Rate Securities
SCHRC	St. Charles Hospital and Rehabilitation Center
SFH	St. Francis Hospital
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

Notes to Statement of Investments

The fund has changed its name to Oppenheimer Rochester Limited Term New York Municipal Fund from Limited Term New York Municipal Fund.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then

41	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender

42	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 28, 2013, the Fund’s maximum exposure under such agreements is estimated at $95,000,000 .

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 28, 2013, municipal bond holdings with a value of $223,266,739 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $112,285,000 in short-term floating rate securities issued and outstanding at that date.

At March 28, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$ 25,000,000	NY TSASC, Inc. (TFABs) LIFERS[3]	8.150%	6/1/26	$ 24,426,500
3,335,000	NYC GO DRIVERS	11.373	8/15/23	3,959,979
3,780,000	NYC GO DRIVERS	11.378	12/1/23	4,632,768
7,250,000	NYC GO ROLs[3]	15.088	6/1/23	9,991,080
11,485,000	NYC GO ROLs[3]	8.041	8/1/20	16,036,735
9,380,000	NYC GO ROLs[3]	8.041	8/1/20	13,097,482
13,045,000	NYC GO ROLs[3]	8.041	8/1/20	17,996,099
14,345,000	NYC GO ROLs[3]	8.039	8/1/20	19,788,497
1,020,000	SONYMA, Series 29 DRIVERS	13.498	10/1/31	1,052,599

				$ 110,981,739

43	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $112,285,000 as of March 28, 2013.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 28, 2013 is as follows:

Cost	$2,030,000
Market Value	$1,166,192
Market Value as a % of Net Assets	0.02%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale

44	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

45	Oppenheimer Rochester Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 28, 2013 based on valuation input level:

		Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs		Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$	—	$4,192,344,322	$	—	$4,192,344,322
U.S. Possessions		—	1,505,621,769		—	1,505,621,769
Common Stock		—	6,838,400		—	6,838,400
Total Assets	$	—	$5,704,804,491	$	—	$5,704,804,491

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$5,465,407,000 [1]

Gross unrealized appreciation	$188,362,830
Gross unrealized depreciation	(34,204,737)

Net unrealized appreciation	$154,158,093

1. The Federal tax cost of securities does not include cost of $85,239,398, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

46	Oppenheimer Rochester Limited Term New York Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/8/2013